Asbestos (Details 3) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 AUD
Summary of changes in insurance receivable - asbestos
Insurance receivable, Beginning balance	$ 202.3	195.7
Exchange rate, Beginning balance	0.9676	0.9676
Insurance recoveries	(25.0)	(23.9)
Insurance recoveries, Exchange rate	0.9573	0.9573
Change in actuarial Estimate	49.8	47.9
Change in actuarial estimate, Exchange rate	0.9614	0.9614
Gain (loss) on foreign currency exchange	1.4
Insurance receivable, Ending balance	$ 228.5	219.7
Exchange rate, Ending balance	0.9614	0.9614